Balance Sheets (USD $)	Feb. 29, 2012	Feb. 28, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 129,095	$ 852,251
Prepayments	364	0
Due from Shareholders	4,582	0
Accrued income	0	487
Total current assets	134,041	852,738
CURRENT LIABILITIES:
Accounts payable	0	85
Accrued liabilities (Note 4)	42,909	75,533
Due to related parties (Note 5)	247,382	845,140
Total current liabilities	290,291	920,758
COMMITMENTS AND CONTINGENCIES (Note 9)	0	0
STOCKHOLDERS' DEFICIT
Common stock, $0.000167 par value; 10,000,000,000 authorized ; 4,799,902,350 issued and outstanding, as at February 28, 2011 and February 29, 2012 (Note 6)	800,000	800,000
Additional paid-in capital	3,327,108	3,327,108
Accumulated deficit	(4,283,358)	(4,195,128)
Total stockholders' deficit	(156,250)	(68,020)
Total liabilities and stockholders' deficit	$ 134,041	$ 852,738